RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Details) (USD $)															4 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Capital lease obligations	Dec. 31, 2010 Capital lease obligations	Dec. 31, 2011 Capital lease obligations Methane Princess Lease	Dec. 31, 2010 Capital lease obligations Methane Princess Lease	Dec. 31, 2011 Capital lease obligations Grand Lease	Dec. 31, 2010 Capital lease obligations Grand Lease	Dec. 31, 2011 Secured debt Mazo facility	Dec. 31, 2010 Secured debt Mazo facility	Dec. 31, 2011 Secured debt Golar Freeze facility	Dec. 31, 2010 Secured debt Golar Freeze facility	Dec. 31, 2011 Projects	Dec. 31, 2010 Projects	Apr. 30, 2012 Projects Subsequent event
Restricted cash and short-term investment balances:
Total security lease deposits for lease obligations			$ 190,516,000	$ 192,833,000	$ 145,508,000	$ 147,761,000	$ 45,008,000	$ 45,072,000
Restricted cash and short-term investments									10,254,000	9,700,000
Restricted cash											9,012,000	5,323,000	3,500,000	0
Restricted cash and short-term investments	213,282,000	207,856,000
Restricted cash and investments, noncurrent			185,270,000	186,041,000
Short-term restricted cash and short-term investments:
Lease security deposits			5,246,000	6,792,000
Restricted cash and short-term investments, current									10,254,000	9,700,000
Restricted cash, current											9,012,000	5,323,000	3,500,000	0
Restricted cash and short-term investments	28,012,000	21,815,000	5,246,000	6,792,000
Decrease in restricted cash															$ 3,500,000